Goodwill	12 Months Ended
Mar. 31, 2026
Changes in goodwill [abstract]
Goodwill	Goodwill

	2026	2025
	$	$

Carrying Amount - Beginning of fiscal year	797,962	1,349,235
Addition through business combinations	—	6,161
Impairment loss	—	(556,440)
Foreign currency translation	7,089	(994)

Carrying Amount - End of fiscal year	805,051	797,962
Impairment analysis
Fiscal 2026
December 31, 2025
During the three months ended December 31, 2025, the Company's annual impairment test of goodwill was performed for the Company's Segment, as defined in note 3, which is the level at which management monitors goodwill. Impairment, if any, is determined by assessing the recoverable amount of the Segment and comparing it to the carrying value of the Segment. The Segment's recoverable amount is the higher of the Segment's fair value less costs of disposal and its value in use.
The Company completed its annual impairment test of goodwill as at December 31, 2025 using the Company's fair value less costs of disposal method. This test demonstrated no impairment of goodwill as at December 31, 2025. Fair value less costs of disposal is a Level 3 measurement (see note 26).
Fair value less costs of disposal was estimated using an income approach, more specifically, a discounted cash flow model. The discounted cash flow model takes into consideration a five-year financial forecast, which is based on the Company’s actual performance and management’s best estimates of future performance, and calculates a terminal value based on revenues. The cash flows are discounted using a weighted average cost of capital reflecting the market assessment. The costs to sell were estimated to be 2.5% of the fair value amount. The carrying value of the Segment was compared with the fair value less costs of disposal to test for impairment.
Sensitivity of assumptions
A change in the key assumptions could cause the carrying amount to exceed the recoverable amount. The following table presents the key assumptions used in the annual impairment test of goodwill as at December 31, 2025, and the key assumption that would have been required for a breakeven recovery of the carrying amount:

Key Assumptions	Input used in discounted cash flow model	Breakeven value assuming all other key assumptions were held constant

Discount Rate (%)	16%	27%
Terminal Value Multiple	1.1	0.6
Revenue Growth Rate (%)	15%	5%
Goodwill is more susceptible to impairment risk if business operating results or economic conditions deteriorate. A reduction in the terminal value multiple, an increase in the discount rate or a decrease in the revenue growth rate could cause impairment in the future. The determination of the recoverable amount involves the use of estimates by management and can have a material impact on the respective value and ultimately the amount of any impairment. No impairment charges were taken on other assets included in Lightspeed's cash generating units.
March 31, 2026
The carrying amount of the Company's net assets exceeded the Company's market capitalization as at March 31, 2026, which triggered an additional impairment test to be performed for the Company's Segment which is the level at which management monitors goodwill. Impairment, if any, is determined by assessing the recoverable amount of the Segment and comparing it to the carrying value of the Segment. The Segment's recoverable amount is the higher of the Segment's fair value less costs of disposal and its value in use.
The Company completed an impairment test of goodwill as at March 31, 2026 using a fair value less costs of disposal model. This test demonstrated no impairment of goodwill as at March 31, 2026. Fair value less costs of disposal is a Level 3 measurement (see note 26).
Fair value less costs of disposal was estimated using an income approach, more specifically, a discounted cash flow model. The discounted cash flow model takes into consideration a five-year financial forecast, which is based on the Company’s actual performance and management’s best estimates of future performance, and calculates a terminal value based on revenues. The cash flows are discounted using a weighted average cost of capital reflecting the market assessment. The costs to sell were estimated to be 2.5% of the fair value amount. The carrying value of the Segment was compared with the fair value less costs of disposal to test for impairment.
Sensitivity of assumptions
A change in the key assumptions could cause the carrying amount to exceed the recoverable amount. The following table presents the key assumptions used in the impairment test of goodwill as at March 31, 2026, and the key assumption that would have been required for a breakeven recovery of the carrying amount:

Key Assumptions	Input used in discounted cash flow model	Breakeven value assuming all other key assumptions were held constant

Discount Rate (%)	15%	18%
Terminal Value Multiple	0.9	0.7
Revenue Growth Rate (%)	13%	10%
Goodwill is more susceptible to impairment risk if business operating results or economic conditions deteriorate. A reduction in the terminal value multiple, an increase in the discount rate or a decrease in the revenue growth rate could cause impairment in the future. The determination of the recoverable amount involves the use of estimates by management and can have a material impact on the respective value and ultimately the amount of any impairment. No impairment charges were taken on other assets included in Lightspeed's cash generating units.
The Company is required to perform its next annual goodwill impairment analysis on December 31, 2026, or earlier should there be a goodwill impairment trigger before then.
Fiscal 2025
During the three months ended March 31, 2025, there were changes in macroeconomic conditions and the Company's share price and market capitalization decreased. This led to the carrying amount of the Company's net assets exceeding the Company's market capitalization as at March 31, 2025. This triggered an impairment test to be performed for the Company's Segment. The Company completed an impairment test of goodwill as at March 31, 2025 using the Company's fair value less costs of disposal method. This test resulted in a non-cash impairment charge of $556,440 related to goodwill during the three months ended March 31, 2025 as the terminal value multiple was negatively impacted by the macroeconomic conditions, and the Company's revenue growth rate was negatively impacted by the macroeconomic impact on the Company's customers' sales.